Basis of preparation	12 Months Ended
Dec. 31, 2022
Disclosure of basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation

(a)	Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”). IFRS are the standards and related interpretations issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements of the Group were authorized for issue by the Board of Directors on February 8, 2023. and the consolidated financial statements were
submitted for approval to the stockholder’s meeting held on March 23, 2023.

(b)	Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the statement of financial position:

•	derivative financial instruments measured at fair value

•	financial instruments at fair value through profit or loss measured at fair value

•	financial instruments at fair value through other comprehensive income measured at fair value

•	liabilities for cash-settled share-based payment arrangements measured at fair value

•	financial assets and liabilities designated as hedged items in a fair value hedge accounting of which changes in fair value attributable to the hedged risk recognized in profit or loss

•	liabilities for defined benefit plans recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets

(c)	Functional and presentation currency
The respective financial statements of the Group entities are prepared in the functional currency of the respective economic environment in which the group entities operate. These consolidated financial statements are presented and reported in Korean won, which is the Controlling Company’s functional currency and the currency of the primary economic environment in which the Group operates.

(d)	Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. If the estimates and assumptions based on management’s best judgment as of December 31, 2022 are different from the actual environment, these estimates and actual results may be different.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about critical judgments in applying accounting policies that have a significant effect on the amounts recognized in the consolidated financial statements and information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are described in Note 5.
In preparing these consolidated financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2021.

(e)	Standards and amendments adopted by the Group
The Group has newly applied the following accounting policies upon preparation of the annual consolidated financial statements for the year ended December 31, 2022.
i) IFRS 3 ‘Business combination’ amended – Reference to the Conceptual Framework
The amendments update a reference of definition of assets and liabilities to be recognized in a business combination in revised Conceptual Framework for Financial Reporting. However, the amendments add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 ‘
Provisions, Contingent Liabilities and Contingent Assets’
, and IFRIC 21 ‘
Levies’
. The amendments also clarify that contingent assets should not be recognized at the acquisition date. The amendments do not have a significant impact on the consolidated financial statements.
ii) IAS 16 ‘Property, Plant and Equipment ‘ amended – Proceeds before the intended use
The amendments require the entity to recognize the proceeds from selling such items, and the costs of producing those items, in profit or loss, and prohibit an entity from deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while the entity is preparing the asset for its intended use. The amendments do not have a significant impact on the consolidated financial statements.

iii) IAS 37, ‘Provisions, Contingent Liabilities and Contingent Assets’ amended—Onerous Contracts: Cost of Fulfilling a Contract
The amendments clarify that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts when assessing whether the contract is onerous. The amendments do not have a significant impact on the consolidated financial statements.
iv) Annual Improvements to IFRSs 2018-2020 Cycle
For Annual Improvements to IFRSs 2018-2020 Cycle, the amendments will take effect for annual periods beginning after January 1, 2022 and are permitted for early application. The amendments do not have a significant impact on the consolidated financial statements.

•	IFRS 1, ‘First-time Adoption of IFRS’- First-time adopter subsidiaries

•	IFRS 9 , ‘Financial Instruments’ - 10% test-related fee for financial liabilities removal

•	IAS 41 , ‘Agriculture’ – Fair value measurement
v) IAS 7, ‘Statements of Cash flows’ – Cash and cash equivalents
The Group did not classify deposits with restrictions under relevant regulations, such as reserve deposits, as cash and cash equivalents. However, in accordance with the IFRS Interpretation Committee’s agenda decision in April 2022 ‘Demand Deposits with Restrictions on Use arising from a Contract with a Third Party’ and the response to IFRS inquiry stating ‘whether the reserve deposit should be classified as cash and cash equivalents’, it was changed to classify reserve deposits corresponding to demand deposits as cash and cash equivalents retroactively. The impact of this change in accounting policy is as follows:

①	Impact on consolidated statements of cash flows

	December 31, 2020		December 31, 2021		December 31, 2022
Decrease in cash flows from operating activities	~~W~~	3,373,232	(6,880,161	~~)~~ 	(877,724)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies		10,133	3,301		(1,575)
Increase in cash and cash equivalents at the beginning of the period		14,513,053	17,896,418		11,019,558
Increase in cash and cash equivalents at the end of the period	~~W~~	17,896,418	11,019,558		10,140,259

②	Impact on notes to the consolidated statements of cash flows

	December 31, 2020		December 31, 2021	December 31, 2022
Decrease in restricted deposits – excluded cash and cash equivalents	~~W~~	17,896,418	11,019,558	10,140,259